Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements of Comprehensive Income
Net earnings	$ 16,123	$ 15,133	$ 11,357
Other comprehensive income (loss):
Unrealized holding gains (losses) on securities available for sale	61,919	6,886	4,919
Reclassification adjustment for gains on securities available for sale included in net earnings			(2,639)
Total other comprehensive income (loss), before income taxes	(61,919)	(6,886)	2,280
Income tax expense (benefit) related to other comprehensive income (loss):
Unrealized holding gain (losses) on securities available for sale	(14,226)	(1,582)	1,130
Reclassification adjustment for gains on securities available for sale included in net earnings			(606)
Total income tax expense (benefit) related to other comprehensive income (loss)	(14,226)	(1,582)	524
Total other comprehensive income (loss), net of tax	(47,693)	(5,304)	1,756
Total comprehensive income (loss)	$ (31,570)	$ 9,829	$ 13,113